Restructuring (Summary Of Restructuring-Related Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1.6	$ 5.7	$ 9.9
Inventory obsolescence charged to cost of goods sold	11.8	10.2	10.4
Continuing Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1.9	3.5	5.1
Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(0.3)	2.2	4.8
Charged to other (income) expense, net: | Continuing Operations
Restructuring Cost and Reserve [Line Items]
(Gain) Loss from sale of assets	(0.2)	0.3	(0.1)
Charged to other (income) expense, net: | Severance and other restructuring costs | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2.1	3.2	4.0
Charged to cost of goods sold: | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Inventory obsolescence charged to cost of goods sold	0	0	1.2
Other Initiatives
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1.0	3.5	7.1
Other Initiatives | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1.1	2.5	4.1
Other Initiatives | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(0.1)	1.0	3.0
(Gain) Loss from sale of assets	(0.4)	(1.8)	0
Other Initiatives | Severance and other restructuring costs | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.3	2.8	2.3
Other Initiatives | Charged to other (income) expense, net: | Continuing Operations
Restructuring Cost and Reserve [Line Items]
(Gain) Loss from sale of assets	(0.2)	0.3	(0.1)
Other Initiatives | Charged to other (income) expense, net: | Severance and other restructuring costs | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1.3	2.2	3.0
Other Initiatives | Charged to cost of goods sold: | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Inventory obsolescence charged to cost of goods sold	0	0	1.2
Other Initiatives | Charged to cost of goods sold: | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Inventory obsolescence charged to cost of goods sold	$ 0	$ 0	$ 0.7